Fair Value Measurements Footnote (details) - Financial Instruments (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments
Short-term securities	$ 3,818	$ 3,882
Fair Value [Member]
Financial Instruments
Short-term securities	3,818	3,882
Debt	7,452	7,123
Commercial paper	100	100
Fair Value [Member] | Level 1 [Member]
Financial Instruments
Short-term securities	1,290	1,608
Fair Value [Member] | Level 2 [Member]
Financial Instruments
Short-term securities	2,477	2,215
Debt	7,452	7,123
Commercial paper	100	100
Fair Value [Member] | Level 3 [Member]
Financial Instruments
Short-term securities	51	59
Carrying Value [Member]
Financial Instruments
Short-term securities	3,818	3,882
Debt	6,247	6,246
Commercial paper	$ 100	$ 100